Cash and Cash Equivalents - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 23,727	$ 1,208	$ 18,767	$ 956	$ 10,476	$ 15,989
Venezuela [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 170